Organization and Operations (Details)																											3 Months Ended	6 Months Ended		12 Months Ended
	May 20, 2026 USD ($)	May 07, 2026 USD ($)	Mar. 08, 2026 USD ($)	Dec. 31, 2025 $ / shares shares	Dec. 26, 2025 USD ($) shares	Nov. 24, 2025 shares	Oct. 21, 2025 shares	Sep. 16, 2025 shares	Aug. 11, 2025 USD ($)	Jun. 30, 2025 shares	Jun. 23, 2025 USD ($) shares	May 06, 2025 shares	Feb. 27, 2025 USD ($) shares	Feb. 07, 2025 shares	Nov. 27, 2024	Nov. 26, 2024 shares	Nov. 11, 2024 shares	Aug. 20, 2024 shares	Aug. 09, 2024 shares	Jul. 26, 2024 $ / shares shares	Jul. 17, 2024 shares	Oct. 08, 2023 USD ($)	Feb. 01, 2023 USD ($) shares	Dec. 13, 2022 USD ($) shares	Feb. 05, 2016 shares	Feb. 05, 2016 shares	Mar. 31, 2025 shares	Jun. 30, 2026 shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	May 31, 2026	May 19, 2026	May 06, 2026	Apr. 30, 2026	Mar. 09, 2026 USD ($)	Dec. 30, 2025	Dec. 25, 2025	Sep. 09, 2025	Dec. 31, 2024	Oct. 21, 2024	Aug. 12, 2024	Aug. 01, 2024	Sep. 16, 2021 shares
Organization and Operations [Line Items]
Issuance of common shares (in Shares)											100			92		1,992
Shares issued in transaction (in Shares)				22,500			110,450			10,000
Value of interest sold (in Dollars) | $																														$ 11,676,828
Common stock, shares authorized (in Shares)				3,000,000,000																								3,000,000,000		3,000,000,000
Preferred stock, shares authorized (in Shares)				20,000,000																								20,000,000		20,000,000
Total consideration (in Dollars) | $																																			$ 11,676,828
Shares of common stock (in Shares)																							50,000	150,000
Purchase price (in Dollars) | $																							$ 250,000	$ 750,000
Price per share (in Dollars per share) | $ / shares				$ 11.4																										$ 11.4
Warrants (in Shares)																												2,040,800
Warrants exercise price (in Dollars per share) | $ / shares				$ 10																										$ 10
Membership interest percentage																																								8.26%
Purchase price (in Dollars) | $			$ 11,554,827
Assets owned by Creatd Ventures								10.00%
Purchase shares (in Shares)								100,000			100,000
Aggregated fair value (in Dollars) | $																													$ 1,507,140
Great Plains Holdings, Inc [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)																										950
OG Collection Inc. [Member]
Organization and Operations [Line Items]
Common stock, shares authorized (in Shares)																			1,000,000,000																								2,000,000
Common stock and preferred stock, shares authorized (in Shares)																			1,050,000,000
Preferred stock, shares authorized (in Shares)																			50,000,000
Common Stock [Member]
Organization and Operations [Line Items]
Common stock shares (in Shares)																													1,056,140
Aggregated fair value (in Dollars) | $																													$ 276
MineralRite Corporation [Member]
Organization and Operations [Line Items]
Outstanding equity												1.00%
Vocal, Inc. [Member]
Organization and Operations [Line Items]
Outstanding equity					21.73%
OG Collection, Inc. [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)					57,600
Outstanding equity					24.00%
Enzylotics, Inc [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)																1,992
MineralRite Corporation [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)												4,500
Common stock shares (in Shares)												17,000,000
Fly Flyte, Inc. [Member]
Organization and Operations [Line Items]
Purchase price (in Dollars) | $											$ 100,000
Vocal, Inc. [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)					40,404
Aggregated fair value (in Dollars) | $					$ 78,010
OG Collection, Inc. [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)					480,000
Aggregated fair value (in Dollars) | $					$ 57,600
Lil Marc, Inc [Member]
Organization and Operations [Line Items]
Cancelled of common stock (in Shares)																												79
Cancelled of common stock (in Shares)																														79
S96 NYC, LLC [Member]
Organization and Operations [Line Items]
Acquired percentage																				100.00%
Cost basis of shares issued (in Dollars per share) | $ / shares																				$ 24
Total membership interests																				100.00%
Geopulse Explorations, Inc. [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)																		1,084
Acquired percentage																		0.50%
Number of shares issued (in Shares)																		1,084
THEPOWERHOUSE LLC [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)																	16,667
Acquired percentage																	5.00%
Number of shares issued (in Shares)																	16,667
Enzylotics, Inc [Member]
Organization and Operations [Line Items]
Acquired percentage																1.00%
Number of shares issued (in Shares)																1,992
Stock cancelled during period (in Shares)												4,500
Flewber Global, Inc. [Member]
Organization and Operations [Line Items]
Number of subsidiaries													3
Consideration transferred (in Dollars) | $													$ 14,439,924
Ponderosa Air LLC and Fly Flyte Inc. [Member]
Organization and Operations [Line Items]
Consideration transferred (in Dollars) | $									$ 14,400,000
MineralRite Corporation [Member]
Organization and Operations [Line Items]
Acquired percentage												1.00%
Number of shares issued (in Shares)												4,500
Shares received in transaction (in Shares)												17,000,000
Fly Flyte, Inc. [Member] | SEG Jets, LLC [Member]
Organization and Operations [Line Items]
Acquired percentage																																						19.98%
Business Combination [Member]
Organization and Operations [Line Items]
Acquired percentage																					0.50%
Key Drivers [Member]
Organization and Operations [Line Items]
Total membership interests																			3.01%																							48.72%
OG Collection, Inc. [Member]
Organization and Operations [Line Items]
Acquired percentage	31.00%
Common stock, shares authorized (in Shares)																			1,000,000,000
Preferred stock, shares authorized (in Shares)																			50,000,000
Total membership interests															1.50%																										1.50%	46.00%
Additional shares authorized (in Shares)																			2,000,000
Vocal, Inc. [Member]
Organization and Operations [Line Items]
Acquired percentage		31.00%
Total membership interests															1.70%				3.01%																							48.72%
Fly Flyte, Inc. [Member]
Organization and Operations [Line Items]
Consideration transferred (in Dollars) | $									$ 14,400,000
Strategic Securities Swap Agreement [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)																					829
Subscription Agreement [Member] | OG Collection Inc. [Member]
Organization and Operations [Line Items]
Shares issued in transaction (in Shares)																							50,000	150,000
Value of interest sold (in Dollars) | $																							$ 250,000	$ 750,000
Strategic Securities Swap Agreement [Member]
Organization and Operations [Line Items]
Shares issued in transaction (in Shares)																					829
Percentage of ownership after transaction																					0.50%
Strategic Securities Swap Agreement [Member] | Hollywall Entertainment, Inc. [Member]
Organization and Operations [Line Items]
Shares issued in transaction (in Shares)																					726,769
Percentage of ownership after transaction																					0.50%
Vocal, Inc. [Member]
Organization and Operations [Line Items]
Ownership rate		51.00%		20.00%																								51.00%		20.00%			20.00%			41.73%
OG Collection Inc. [Member]
Organization and Operations [Line Items]
Ownership rate	51.00%			20.00%	20.00%																							51.00%		20.00%		20.00%				44.00%	44.00%
Fly Flyte, Inc. [Member]
Organization and Operations [Line Items]
Ownership rate				80.00%																										80.00%
Fly Flyte, Inc. [Member] | Securities Purchase Agreement [Member]
Organization and Operations [Line Items]
Value of interest sold (in Dollars) | $											$ 100,000
Ownership interest sold											10.00%
Fly Flyte, Inc. [Member] | Conversion Agreement [Member]
Organization and Operations [Line Items]
Interest reacquired upon exchange								10.00%
Fly Flyte, Inc. [Member]
Organization and Operations [Line Items]
Ownership rate								10.00%			10.00%																								100.00%
Vocal, Inc. [Member]
Organization and Operations [Line Items]
Ownership interest																															51.00%			20.00%
Ownership rate				20.00%																										20.00%									41.73%
OG Collection, Inc. [Member]
Organization and Operations [Line Items]
Ownership interest																															51.00%			20.00%
Ownership rate				20.00%																										20.00%									44.00%
Fly Flyte, Inc. [Member]
Organization and Operations [Line Items]
Issued and outstanding common stock																																						19.98%
Great Plains Holdings, Inc [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)																									950
S96 NYC, LLC [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)																				1,750
Price per share (in Dollars per share) | $ / shares																				$ 24
Warrants (in Shares)																				3,250
Warrants exercise price (in Dollars per share) | $ / shares																				$ 24
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Fly Flyte, Inc. [Member]
Organization and Operations [Line Items]
Equity interest																																			80.02%
Total consideration (in Dollars) | $																																			$ 11,676,828
HWAL [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)																					726,769
Officers, Board Members, Employees and Consultants | Vocal, Inc. [Member]
Organization and Operations [Line Items]
Ownership interest																																										48.72%
Key Operational Drivers Member] | Vocal, Inc. [Member]
Organization and Operations [Line Items]
Additional interest percentage																			3.01%
Key Operational Drivers Member] | OG Collection Inc. [Member]
Organization and Operations [Line Items]
Ownership interest																																										46.00%
Additional interest percentage																																								8.26%	1.50%
Board Member [Member] | Vocal, Inc. [Member]
Organization and Operations [Line Items]
Value of interest sold (in Dollars) | $		$ 111,291
Rescinded percentage															1.70%
Board Member [Member] | OG Collection Inc. [Member]
Organization and Operations [Line Items]
Value of interest sold (in Dollars) | $	$ 74,400
Rescinded percentage															1.50%
Officers, Employees And Consultants [Member] | Vocal, Inc. [Member]
Organization and Operations [Line Items]
Shares issued in transaction (in Shares)					40,404
Value of interest sold (in Dollars) | $					$ 78,010
Additional interest percentage					21.73%
Officers, Employees And Consultants [Member] | OG Collection Inc. [Member]
Organization and Operations [Line Items]
Shares issued in transaction (in Shares)					480,000
Value of interest sold (in Dollars) | $					$ 57,600
Additional interest percentage					24.00%
Maximum [Member] | Fly Flyte, Inc. [Member]
Organization and Operations [Line Items]
Ownership rate					41.73%
Maximum [Member] | Vocal, Inc. [Member] | Common Stock [Member]
Organization and Operations [Line Items]
Ownership rate					41.73%
Maximum [Member] | OG Collection, Inc. [Member]
Organization and Operations [Line Items]
Ownership rate					44.00%
Minimum [Member] | Fly Flyte, Inc. [Member]
Organization and Operations [Line Items]
Ownership rate					20.00%
Minimum [Member] | OG Collection, Inc. [Member]
Organization and Operations [Line Items]
Ownership rate					20.00%
Series A Convertible Preferred Stock [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)																									33,415	33,415
Preferred stock, shares authorized (in Shares)				50,000																								50,000		50,000
Investor issued (in Shares)						200
Series A Convertible Preferred Stock [Member] | OG Collection, Inc. [Member]
Organization and Operations [Line Items]
Acquired percentage	7.00%
Series A Convertible Preferred Stock [Member] | Vocal, Inc. [Member]
Organization and Operations [Line Items]
Acquired percentage		9.27%
Series B Convertible Preferred Stock [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)																									8,064	8,064
Common Stock [Member] | S96 NYC, LLC [Member]
Organization and Operations [Line Items]
Number of shares issued (in Shares)																				1,750
Common Stock [Member] | Flewber Global, Inc. [Member]
Organization and Operations [Line Items]
Number of shares issued (in Shares)													52,807
Common Stock [Member] | Fly Flyte, Inc. [Member] | SEG Jets, LLC [Member]
Organization and Operations [Line Items]
Acquired percentage																																						19.98%
Common Stock [Member] | OG Collection, Inc. [Member]
Organization and Operations [Line Items]
Acquired percentage	24.00%
Additional shares authorized (in Shares)																			1,050,000,000
Common Stock [Member] | Vocal, Inc. [Member]
Organization and Operations [Line Items]
Acquired percentage		21.73%
Common Stock [Member] | Minimum [Member] | Vocal, Inc. [Member]
Organization and Operations [Line Items]
Ownership rate					20.00%
Warrants [Member] | S96 NYC, LLC [Member]
Organization and Operations [Line Items]
Warrants issued (in Shares)																				3,250
Warrants exercise price (in Dollars per share) | $ / shares																				$ 24
Series G Preferred Stock [Member]
Organization and Operations [Line Items]
Preferred stock, shares authorized (in Shares)				500,000																								500,000		500,000
Price per share (in Dollars per share) | $ / shares				$ 10																										$ 10
Series G Preferred Stock [Member] | Flewber Global, Inc. [Member]
Organization and Operations [Line Items]
Number of shares issued (in Shares)													9,475														9,475
Series G Preferred Stock [Member] | Fly Flyte, Inc. [Member]
Organization and Operations [Line Items]
Acquired percentage								10.00%
Number of shares issued (in Shares)								134
Series G Preferred Stock [Member] | Fly Flyte, Inc. [Member] | Securities Purchase Agreement [Member]
Organization and Operations [Line Items]
Investor issued (in Shares)								134
Preferred Series G [Member]
Organization and Operations [Line Items]
Purchase of shares value (in Dollars) | $																						$ 100,000
Purchase shares (in Shares)								134